Income Taxes - Summary of Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Valuation Allowance [Roll Forward]
Valuation allowance at beginning of year	$ 3,665	$ 1,321
Valuation allowance at end of year	13,000	3,665
Increases recorded to income tax provision
Valuation Allowance [Roll Forward]
Valuation allowance, increase (decrease), amount	8,683	2,344
Increases recorded to CTA
Valuation Allowance [Roll Forward]
Valuation allowance, increase (decrease), amount	652
Decreases recorded to income tax provision
Valuation Allowance [Roll Forward]
Valuation allowance, increase (decrease), amount	$ 0	$ 0